Accounts Receivable (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Operating, General And Adminstrative Expenses [Member]
Disclosure Of Accounts Receivables [Line Items]
Provision for doubtful accounts	$ 38	$ 40